INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax expense [Abstract]
Schedule of loss before income tax from continuing operations

Loss before income tax consists of:

	Year Ended December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

PRC	(1,171)	(1,071)	(2,321)	(337)
BVI	(3,225)	(5,064)	(3,805)	(553)
Hong Kong	(49)	(44)	(50)	(7)

Total loss before income tax for the year from continuing operations	(4,445)	(6,179)	(6,176)	(897)
Total loss before income tax for the year from discontinued operations	(18,591)	(23,817)	—	—
	(23,036)	(29,996)	(6,176)	(897)

Schedule of Reconciliation of Income Taxes from Continuing Operations

A reconciliation of the income taxes computed at the PRC and Bolivian statutory tax rate of 25% to the actual income tax expense/(benefit) is as follows:

	Year Ended December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Loss before income tax for the year from continuing operations	(4,445)	(6,179)	(6,176)	(897)
Loss before income tax for the year from discontinued operations	(18,591)	(23,817)	—	—
	(23,036)	(29,996)	(6,176)	(897)

Tax at the statutory tax rate	25%	25%	25%	25%

Computed income tax benefit	(5,759)	(7,499)	(1,544)	(224)
Effect of different tax rates for the Company and overseas subsidiaries	820	1,269	955	139
Tax losses not recognized	4,259	6,230	588	85
Non-deductible expenses	680	—	1	—

Income tax expense	—	—	—	—
Income tax expense from continuing operations at the effective rate	—	—	—	—
Income tax expense from discontinued operations at the effective rate	—	—	—	—